(LOSS) EARNINGS PER SHARE - COMPUTATION OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator: Basic
(Loss) earnings from continuing operations	$ 113,928	$ 52,340	$ (190,542)	$ 7,934	$ (31,417)	$ 65,026	$ 57,885	$ 21,863	$ (16,340)	$ 113,357	$ 234,557
Net (earnings) loss attributable to noncontrolling interests									(25,129)	6,098	5,643
(Loss) earnings from continuing operations attributable to IAC shareholders									(41,469)	119,455	240,200
Earnings from discontinued operations, net of tax									189	17	174,673
Net (loss) earnings attributable to IAC shareholders									(41,280)	119,472	414,873
Numerator: Diluted
(Loss) earnings from continuing operations	$ 113,928	$ 52,340	$ (190,542)	$ 7,934	$ (31,417)	$ 65,026	$ 57,885	$ 21,863	(16,340)	113,357	234,557
Net (earnings) loss attributable to noncontrolling interests									(25,129)	6,098	5,643
Impact from Match Group's dilutive securities (a) (b)									0	(1,799)	0
(Loss) earnings from continuing operations attributable to IAC shareholders									(41,469)	117,656	240,200
Earnings from discontinued operations, net of tax									189	17	174,673
Net (loss) earnings attributable to IAC shareholders									$ (41,280)	$ 117,673	$ 414,873
Denominator: Basic
Weighted average basic shares outstanding (in shares)									80,045	82,944	83,292
Denominator: Diluted
Weighted average basic shares outstanding (in shares)									80,045	82,944	83,292
Dilutive securities including subsidiary denominated equity, stock options and RSUs (in shares)									0	5,323	5,266
Weighted average diluted shares outstanding (in shares)									80,045	88,267	88,558
Earnings (loss) per share attributable to IAC shareholders: Basic
Basic (loss) earnings per share from continuing operations (in usd per share)	$ 1.29	$ 0.54	$ (2.45)	$ 0.10	$ (0.38)	$ 0.79	$ 0.72	$ 0.31	$ (0.52)	$ 1.44	$ 2.88
Discontinued operations, net of tax (in usd per share)									0.00	0.00	2.10
Basic (loss) earnings per share (in usd per share)	1.29	0.54	(2.45)	0.10	(0.38)	0.79	0.72	0.32	(0.52)	1.44	4.98
Earnings (loss) per share attributable to IAC shareholders: Diluted
Diluted (loss) earnings per share from continuing operations (in usd per share)	1.18	0.49	(2.45)	0.09	(0.38)	0.74	0.68	0.30	(0.52)	1.33	2.71
Discontinued operations, net of tax (in dollars per share)									0.00	0.00	1.97
Diluted (loss) earnings per share (in usd per share)	$ 1.18	$ 0.49	$ (2.45)	$ 0.09	$ (0.38)	$ 0.74	$ 0.68	$ 0.30	$ (0.52)	$ 1.33	$ 4.68
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)									11,300	1,200	300
PSUs
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)										600	100